Revenue, Accounts Receivable and Provision for Credit Losses, Credit Losses Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for Credit Losses [Abstract]
Change in provision of estimated losses	$ 42	$ 79
Demurrages write offs	118
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0	0
Freight and Demurrage Receivables [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	121	79
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0	$ 0